Summary Prospectus July 30, 2010

ING Classic Money Market Fund

Class / Ticker	A/IMMXX; B/INBXX; C/INCXX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. For free paper or electronic copies of the Prospectus and other Fund information (including the Statement of Additional Information and most recent financial report to shareholders), go to www.INGFunds.com/literature; email a request to Literature_request@INGFunds.com; call 1-800-992-0180; or ask your salesperson, financial intermediary, or retirement plan administrator. The Fund’s Prospectus and Statement of Additional Information, each dated July 30, 2010, and the audited financial statements on pages 15-47 of the Fund’s shareholder report dated March 31, 2010 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 32) or the Statement of Additional Information (page 104).

Shareholder Fees Fees paid directly from your investment

	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
A	None	None
B	None	5.00
C	None	1.00
Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

		A	B	C
Management Fees	%	0.25	0.25	0.25
Distribution and/or Shareholder Services (12b-1) Fees	%	0.75	1.00	1.00
Other Expenses	%	0.11	0.11	0.11
Total Annual Fund Operating Expenses	%	1.11	1.36	1.36
Waivers and Reimbursements[1]	%	(0.35)	—	—
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.76	1.36	1.36
1	The adviser is contractually obligated to limit expenses to 0.77%, 1.41%, and 1.41% for Class A, Class B, and Class C shares, respectively, through August 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive a portion of the distribution fee for Class A shares through August 1, 2011. There is no guarantee the distribution fee waiver will continue after August 1, 2011. This obligation will continue only if the distributor elects to renew it. The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Fund to the extent necessary to assist the Fund in maintaining a yield of not less than zero through August 1, 2011. There is no guarantee that the Fund will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser and/or the distributor within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Fund on that day. There is no guarantee that this obligation will continue after August 1, 2011. This obligation will continue only if the adviser and distributor elect to renew it. Including this waiver, Total Annual Fund Operating Expenses after Waivers and Reimbursements (for the Fund’s most recent fiscal year) would have been 0.45% for Class A, Class B, and Class C shares.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples also assume that you invest $10,000 in the Fund for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$78	318	578	1,320
B	Sold	$638	731	945	1,567
	Held	$138	431	745	1,567
C	Sold	$238	431	745	1,635
	Held	$138	431	745	1,635

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

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PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests in high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risk.

The Fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Fund more conservatively than if it was not rated.

Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Fund invests generally have remaining maturities of 397 days or less although, upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average life to maturity of the Fund will not exceed 120 days.

The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic Yankee Dollar and Eurodollar obligations: certificates of deposit, fixed-time deposits, bankers acceptances and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its assets in instruments issued by domestic banks. The Fund may significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Fund may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary and provide for periodic adjustments in the interest rate.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of high-quality issuers is actively maintained; second, securities of issuers on the approved list that meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund’s Board of Trustees), are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market, and expectations of future interest rates.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Asset-Backed (including Mortgage-Related) Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-related) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. Asset-backed securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Bank Instruments  The Fund may invest in certificates of deposit, fixed-time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Although the Fund attempts to invest only with high quality banking institutions, most banking institutions are dependent on other institutions to fulfill their obligations. As a result, changes in economic, regulatory, political conditions, or other events that affect the banking industry may have an adverse effect on the banking institutions in which the Fund invests or that serve as counterparties in transactions with the Fund.

Credit  Prices of the short-term debt securities in which the Fund invests may fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing  To the extent that the Fund invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Fund assumes the risk that changing economic, political or regulatory conditions affecting the particular

Summary Prospectus July 30, 2010	2 of 4	ING Classic Money Market Fund

industry, sector or market segment in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Municipal Obligations  The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies - Money Market FundsThe Fund may only invest in other investment companies that qualify as money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not maintain a stable net asset value of $1.00 or otherwise comply with Rule 2a-7. If the Fund invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Government Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart and table show the changes in the Fund’s Class A shares’ performance from year to year. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. The Fund’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Calendar Year Total Returns Class A (as of December 31)

Best quarter: 4th 2000, 1.52% and Worst quarter: 4th 2009, 0.00%

The Fund’s Class A shares’ year-to-date total return as of June 30, 2010: 0.02%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class A	%	0.22	2.81	2.60	12/15/98
Class B	%	(4.84)	1.94	2.09	12/15/98
Class C	%	(0.84)	2.31	2.08	12/15/98

For the Fund’s current 7 day yield and current 7 day effective yield, please call the Fund at 1-800-992-0180.

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PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since 11/04)

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258; or by calling us at 1-800-992-0180.

Minimum Initial Investment $ by share class

A,B,C
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000

There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.

TAX INFORMATION

The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Summary Prospectus July 30, 2010	4 of 4	SPRO-CMMKT (0710-073010)